Other Financial Liabilities (Details) - $ / shares				6 Months Ended
	Jun. 23, 2022	Jun. 22, 2022	Jul. 01, 2021	Sep. 30, 2022
Other Financial Liabilities (Details) [Line Items]
Warrants liability, description			the Company entered into a subscription agreement (the “Subscription Agreement”) with an institutional investor (the “Investor”), pursuant to which it sold to the Investor 100 units (each, a “Unit” and collectively, the “Units”) at a price of $8,800 per Unit, consists of (i) a six-month, 7% Senior Secured Promissory Note in the aggregate principal amount of $10,000 per Unit purchased, reflecting an original issue discount of 12% (the “Note”), and (ii) one half of a three-year warrant (each, a “Warrant” and collectively, the “Warrants”) to purchase 10,000 shares of the Company’s common shares (the transaction, the “Bridge Financing”). GPL venture has exercised warrants on June 23, 2022 to convert warrants (500,000) into shares (421,490), on the basis of the VWAP as on June 22, 2022 of $33.28.
Fair value of warrant liability				1,487,589
Convert warrants	(500,000)
Exercised warrants shares	(421,490)	(421,490)
VWAP par value (in Dollars per share)		$ 33.28
GPL Venture [Member]
Other Financial Liabilities (Details) [Line Items]
Convert warrants	(500,000)
Exercised warrants shares	(421,490)
VWAP par value (in Dollars per share)	$ 33.28